Form N-1A Supplement	Jan. 05, 2026
TDAQ Lift ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
TDAQ Lift ETF (TDAX)
(the “Fund”)

A series of
ETF Opportunities Trust

Supplement dated October 9, 2026
to the Prospectus and Statement of Additional Information ("SAI")
dated January 5, 2026,
as supplemented from time to time

This Supplement updates certain information contained in the Prospectus. Please retain this Supplement for future reference.